FINANCIAL INSTRUMENTS - Foreign Currency Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2017 $ / $	Dec. 31, 2017 $ / $ $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2017 $ / $
Financial Instruments [Abstract]
Closing exchange rate (in CAD or AUD per USD)					0.78	0.78	0.70	0.73	0.80
Average exchange rate (in CAD or AUD per USD)			0.75	0.77	0.77	0.77
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Total foreign currency net financial assets in US$	$ 227,299	$ 227,299	$ 227,299	$ 227,299
Impact of a 10% variance of the US$ on net earnings	$ 16,002